Long-Term Equity Investment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Equity Investment, Net [Abstract]
Schedule of Long-Term Equity Investment, Net
Amount
RMB
Balance as of December 31, 2024	2,000
Addition (Note (b))	11,000
Balance as of June 30, 2025	13,000

Balance as of December 31, 2025 and June 30, 2026	12,000

Schedule of Long-Term Equity Investment	Long-term equity investment in Chengdu Haofangtong Technology Corporation Limited (“Haofangtong”)

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Long-term equity investment in Haofangtong	56,000	56,000
Less: impairment loss	(55,000)	(55,000)
Long-term equity investment, net	1,000	1,000
(b)	Long-term equity investment in Wuhu Fangrong Network Small Loan Co., Ltd. (“Wuhu Fangrong”)

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Long-term investment in Wuhu Fangrong	11,000	11,000
Long-term equity investment, net	11,000	11,000